Financial Risk Management - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Guarantees outstanding	₺ 4,988,580	₺ 3,720,954
Deposits at call	₺ 587,007	₺ 603,553